Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

a) Commitment

The Group had no material commitments as of December 31, 2022 and 2023, respectively.

b) Contingencies

On February 21, 2024, Oriental Pearl Group Co., Ltd. (“Oriental Pearl”) filed an action in the First Intermediate People’s Court of Shanghai against Ke Xing Shi Dai (Beijing) Technology Co., Ltd. (“Ke Xing Shi Dai”), Horgos Gaea Network Technology Co., Ltd. (“Horgos Gaea”), Shanghai Jupiter and Shanghai Miting, in connection with certain obligations owed by Horgos Gaea and its controlling person, Mr. Yanzhi Wang. Oriental Pearl is seeking, among other things, to void the (i) Equity Interest Pledge Agreement dated May 8, 2021 by and among Shanghai Mi Ting, Shanghai Jupiter and Horgos Gaea; (ii) Exclusive Call Option Agreement dated May 8, 2021 by and among Shanghai Mi Ting, Shanghai Jupiter and Horgos Gaea; (iii) Proxy Agreement dated May 8, 2021 by and among Shanghai Mi Ting, Shanghai Jupiter and Horgos Gaea; and (iv) transfer of 56.96% of Beijing Jupiter’s equity interest by Horgos Gaea to Ke Xing Shi Dai. The defendants have raised objection to the jurisdiction of the First Intermediate People’s Court of Shanghai, which is currently pending in the court. As of the date of this annual report, no trial date has been scheduled. The Group intends to defend itself in such matter; however, the Company cannot predict the outcome or impact. The Group is unable to reasonably estimate the possible loss or range of loss, if any, associated with these claims, unless noted. As advised by Global Law Offices, the Group’s PRC legal counsel, the action does not affect the effectiveness of VlE arrangement at this stage.

From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows; however, an unfavorable outcome could have a material adverse effect on the Group’s results of operations.